Investment Strategy - ProShares Genius Money Market ETF	Mar. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund intends to operate as a “government money market fund” pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended, and as a permissible reserve investment for payment stablecoin issuers under the Guiding and Establishing National Innovation for U.S. Stablecoins Act of 2025 (“GENIUS Act”). As a result, it is subject to related restrictions on its portfolio composition, including that the Fund invests 100% of its assets in (i) cash and (ii) U.S. Treasury bills, notes or bonds. Additionally, the Fund invests in U.S. Treasury bills, notes and bonds with a remaining maturity of, or issued with a maturity of, 93 days or less and maintains a portfolio dollar-weighted average maturity of 60 days or less. Furthermore, the Fund will hold securities that are sufficiently liquid to meet reasonably foreseeable shareholder redemptions and maintain at least 25% of its total assets in “daily” liquid assets and at least 50% of its total assets in “weekly” liquid assets.The Fund will invest principally in the securities listed below.●U.S. Treasuries Bills, Notes or Bonds — The Fund invests in obligations of the U.S. Department of the Treasury (“U.S. Treasury”), including U.S. Treasury bills, notes and bonds. These debt securities carry different interest rates, maturities and issue dates, but will have a remaining maturity of, or will be issued with a maturity of, 93 days or less.The Fund may hold cash for cash management and defensive purposes. During unusual circumstances, the Fund may hold up to 100% of its assets in cash.The Fund’s Board of Trustees (the “Board”) has determined that the Fund will qualify as a “government money market fund” pursuant to Rule 2a-7. Although the Fund will seek to continue to qualify as a “government money market fund,” it will not seek to maintain a stable net asset value (“NAV”) per share using the amortized cost or penny rounding method of valuation. Instead, the Fund will calculate its NAV per share based on the market value of its investments. In addition, unlike a traditional money market fund, the Fund operates as an exchange traded fund (“ETF”). As an ETF, the Fund’s shares will be traded on NYSE Arca, Inc. (“NYSE Arca”) and will generally fluctuate in accordance with changes in its NAV per share as well as the relative supply of, and demand for, shares on NYSE Arca. You could lose money by investing in the Fund. Because the share price may vary, your investment may be worth more or less than your purchase price. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.